Segments (Details) - Schedule of Information by Segment	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Information by Segment [Line Items]
Revenues	¥ 585,365,937	$ 82,647,287	¥ 682,292,979	¥ 933,791,519
Cost of revenues	411,663,866	58,122,449	539,246,590	684,223,832
Gross profit	173,702,071	24,524,838	143,046,389	249,567,687
Depreciation and amortization	4,916,961	694,221	10,483,764	18,525,363
Total capital expenditures	69,520,884	$ 9,865,736	1,105,905	25,165,482
AR advertising services [Member]
Schedule of Information by Segment [Line Items]
Revenues	571,842,123		480,322,821	435,917,971
Cost of revenues	397,499,842		337,945,690	254,217,297
Gross profit	174,342,281		142,528,452	181,700,674
Depreciation and amortization	3,767,215		2,939,581	5,936,500
Total capital expenditures	69,520,884		1,105,905	23,782,060
AR entertainment [Member]
Schedule of Information by Segment [Line Items]
Revenues	732,505		1,356,556	14,056,868
Cost of revenues	1,449,637		145,397	4,385,783
Gross profit	(717,132)		1,059,838	9,671,085
Depreciation and amortization	737,384		2,761	5,385,869
Total capital expenditures				17,120
Semiconductor business [Member]
Schedule of Information by Segment [Line Items]
Revenues	12,791,309		200,613,602	483,816,680
Cost of revenues	12,714,387		201,155,503	425,620,752
Gross profit	76,922		(541,901)	58,195,928
Depreciation and amortization	¥ 412,362		7,541,422	7,202,994
Total capital expenditures				¥ 1,366,302